Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Non-current portion
Senior Notes, unsecured	$ 7,000	$ 5,535
Non-current lease liabilities	124	128	$ 127
Non-current portion of non-current borrowings, including deferred financing costs	7,124	5,663
Less: deferred financing costs	(80)	(74)
Non-current portion of non-current borrowings	7,044	5,589
Current portion
Current lease liabilities	21	19	$ 14
Total borrowings	$ 7,065	$ 5,608